Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2022:
March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥151,601	¥0	¥151,601	¥0
Trading debt securities	2,503	0	2,503	0
Available-for-sale debt securities:	2,174,891	1,095	2,032,736	141,060
Japanese and foreign government bond securities*2	832,613	1,095	831,518	0
Japanese prefectural and foreign municipal bond securities	325,604	0	322,551	3,053
Corporate debt securities*3	849,560	0	848,863	697
CMBS and RMBS in the Americas	28,732	0	28,732	0
Other asset-backed securities and debt securities	138,382	0	1,072	137,310
Equity securities*4*5	385,271	112,200	160,099	112,972
Derivative assets:	51,366	292	46,214	4,860
Interest rate swap agreements	9,570	0	9,570	0
Options held/written and other	25,664	0	20,804	4,860
Futures, foreign exchange contracts	16,006	292	15,714	0
Foreign currency swap agreements	126	0	126	0
Netting*6	(20,333)	0	0	0
Net derivative assets	31,033	0	0	0
Other assets:	5,214	0	0	5,214
Reinsurance recoverables*7	5,214	0	0	5,214

Total	¥2,770,846	¥113,587	¥2,393,153	¥264,106

Liabilities:
Derivative liabilities:	¥105,705	¥2,026	¥95,047	¥8,632
Interest rate swap agreements	8,182	0	8,182	0
Options held/written and other	21,562	0	12,930	8,632
Futures, foreign exchange contracts	71,443	2,026	69,417	0
Foreign currency swap agreements	4,518	0	4,518	0
Netting*6	(20,333)	0	0	0
Net derivative Liabilities	85,372	0	0	0
Policy Liabilities and Policy Account Balances:	198,905	0	0	198,905
Variable annuity and variable life insurance contracts*8	198,905	0	0	198,905

Total	¥304,610	¥2,026	¥95,047	¥207,537

December 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥182,700	¥0	¥6,645	¥176,055
Trading debt securities	2,968	0	2,968	0
Available-for-sale debt securities:	2,107,359	5,087	1,899,591	202,681
Japanese and foreign government bond securities*2	746,085	3,800	742,285	0
Japanese prefectural and foreign municipal bond securities	354,010	0	350,700	3,310
Corporate debt securities*3	772,155	1,287	764,687	6,181
CMBS and RMBS in the Americas	40,942	0	40,942	0
Other asset-backed securities and debt securities	194,167	0	977	193,190
Equity securities*4*5	355,370	100,108	127,944	127,318
Derivative assets:	119,793	1,156	111,607	7,030
Interest rate swap agreements	25,840	0	25,840	0
Options held/written and other	39,610	0	32,580	7,030
Futures, foreign exchange contracts	53,782	1,156	52,626	0
Foreign currency swap agreements	561	0	561	0
Netting*6	(16,464)	0	0	0
Net derivative assets	103,329	0	0	0
Other assets:	5,138	0	0	5,138
Reinsurance recoverables*7	5,138	0	0	5,138

Total	¥2,773,328	¥106,351	¥2,148,755	¥518,222

Liabilities:
Derivative liabilities:	¥59,775	¥380	¥39,492	¥19,903
Interest rate swap agreements	1,389	0	1,389	0
Options held/written and other	36,858	0	16,955	19,903
Futures, foreign exchange contracts	17,454	380	17,074	0
Foreign currency swap agreements	4,070	0	4,070	0
Credit derivatives written	4	0	4	0
Netting*6	(16,464)	0	0	0
Net derivative Liabilities	43,311	0	0	0
Policy Liabilities and Policy Account Balances:	162,958	0	0	162,958
Variable annuity and variable life insurance contracts*8	162,958	0	0	162,958

Total	¥222,733	¥380	¥39,492	¥182,861

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥138 million and a loss of ¥3,664 million from the change in the fair value of the loans for the nine months ended December 31, 2021 and 2022, respectively. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥931 million and ¥156 million from the change in the fair value of the loans for the three months ended December 31, 2021 and 2022, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2021 and 2022 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2022, were ¥186,546 million and ¥182,700 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥3,846 million. As of March 31, 2022 and December 31, 2022, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥51 million and a loss of ¥15 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. There were no “Gains on investment securities and dividends” recorded in the consolidated statements of income from the change in the fair value of those investments for the three months ended December 31, 2021. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥6 million from the change in the fair value of those investments for the three months ended December 31, 2022. There were no such investments elected the fair value option as of March 31, 2022. The amount of aggregate fair value elected the fair value option was ¥238 million as of December 31, 2022.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥55 million and a loss of ¥705 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥31 million and ¥272 million from the change in the fair value of those investments for the three months ended December 31, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,644 million and ¥10,074 million as of March 31, 2022 and December 31, 2022, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥786 million and ¥499 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were a gain of ¥201 million and a loss of ¥47 million from the change in the fair value of those investments for the three months ended December 31, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,709 million and ¥15,002 million as of March 31, 2022 and December 31, 2022, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥25,999 million and ¥46,085 million as of March 31, 2022 and December 31, 2022, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥5,214 million and ¥5,138 million as of March 31, 2022 and December 31, 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2021 and 2022, see Note 17 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥198,905 million and ¥162,958 million as of March 31, 2022 and December 31, 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2021 and 2022, see Note 17 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2021 and 2022:
Nine months ended December 31, 2021

	Millions of yen
	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥133,457	¥5,248	¥3,654	¥8,902	¥51,327	¥(7,485)	¥(48,016)	¥0	¥138,185	¥711	¥3,777
Japanese prefectural and foreign municipal bond securities	2,761	0	108	108	0	0	0	0	2,869	0	108
Corporate debt securities	1,021	0	(0)	(0)	0	0	(282)	0	739	0	(0)
Other asset-backed securities and debt securities	129,675	5,248	3,546	8,794	51,327	(7,485)	(47,734)	0	134,577	711	3,669
Equity securities	91,410	12,322	3,674	15,996	22,891	(26,795)	(689)	(610)	102,203	1,012	3,638
Investment funds, and others	91,410	12,322	3,674	15,996	22,891	(26,795)	(689)	(610)	102,203	1,012	3,638
Derivative assets and liabilities (net)	13,790	2,445	630	3,075	0	0	0	0	16,865	2,445	630
Options held/written and other	13,790	2,445	630	3,075	0	0	0	0	16,865	2,445	630
Other asset	6,297	(1,868)	0	(1,868)	1,464	0	(624)	0	5,269	(1,868)	0
Reinsurance recoverables *5	6,297	(1,868)	0	(1,868)	1,464	0	(624)	0	5,269	(1,868)	0
Policy Liabilities and Policy Account Balances	266,422	(7,872)	(75)	(7,947)	0	0	(58,161)	0	216,208	(7,872)	(75)
Variable annuity and variable life insurance contracts *6	266,422	(7,872)	(75)	(7,947)	0	0	(58,161)	0	216,208	(7,872)	(75)

Nine months ended December 31, 2022

	Millions of yen
	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Loans held for sale	¥0	¥0	¥0	¥0	¥0	¥0	¥0	¥176,055	¥176,055	¥0	¥0
Available-for-sale debt securities	¥141,060	¥2,999	¥67	¥3,066	¥72,735	¥(5,678)	¥(8,502)	¥0	¥202,681	¥2,793	¥431
Japanese prefectural and foreign municipal bond securities	3,053	0	257	257	0	0	0	0	3,310	0	257
Corporate debt securities	697	(22)	(0)	(22)	5,922	0	(416)	0	6,181	(55)	1
Other asset-backed securities and debt securities	137,310	3,021	(190)	2,831	66,813	(5,678)	(8,086)	0	193,190	2,848	173
Equity securities	112,972	10,652	8,203	18,855	4,696	(7,211)	(1,994)	0	127,318	9,897	8,201
Investment funds, and others	112,972	10,652	8,203	18,855	4,696	(7,211)	(1,994)	0	127,318	9,897	8,201
Derivative assets and liabilities (net)	(3,772)	(7,964)	(1,137)	(9,101)	0	0	0	0	(12,873)	(7,964)	(1,137)
Options held/written and other	(3,772)	(7,964)	(1,137)	(9,101)	0	0	0	0	(12,873)	(7,964)	(1,137)
Other asset	5,214	(655)	0	(655)	901	0	(322)	0	5,138	(655)	0
Reinsurance recoverables *5	5,214	(655)	0	(655)	901	0	(322)	0	5,138	(655)	0
Policy Liabilities and Policy Account Balances	198,905	12,752	16	12,768	0	0	(23,179)	0	162,958	12,752	16
Variable annuity and variable life insurance contracts *6	198,905	12,752	16	12,768	0	0	(23,179)	0	162,958	12,752	16

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended December 31, 2021 and 2022:
Three months ended December 31, 2021

	Millions of yen

	Balance at September 30, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥137,236	¥967	¥1,827	¥2,794	¥29,057	¥0	¥(30,902)	¥0	¥138,185	¥390	¥1,873
Japanese prefectural and foreign municipal bond securities	2,791	0	78	78	0	0	0	0	2,869	0	78
Corporate debt securities	809	0	0	0	0	0	(70)	0	739	0	(0)
Other asset-backed securities and debt securities	133,636	967	1,749	2,716	29,057	0	(30,832)	0	134,577	390	1,795
Equity securities	92,008	(413)	2,656	2,243	9,200	(420)	(218)	(610)	102,203	(516)	2,630
Investment funds, and others	92,008	(413)	2,656	2,243	9,200	(420)	(218)	(610)	102,203	(516)	2,630
Derivative assets and liabilities (net)	15,605	827	433	1,260	0	0	0	0	16,865	827	433
Options held/written and other	15,605	827	433	1,260	0	0	0	0	16,865	827	433
Other asset	5,564	(591)	0	(591)	414	0	(118)	0	5,269	(591)	0
Reinsurance recoverables*5	5,564	(591)	0	(591)	414	0	(118)	0	5,269	(591)	0
Policy Liabilities and Policy Account Balances	226,221	(1,141)	9	(1,132)	0	0	(11,145)	0	216,208	(1,141)	9
Variable annuity and variable life insurance contracts*6	226,221	(1,141)	9	(1,132)	0	0	(11,145)	0	216,208	(1,141)	9

Three months ended December 31, 2022

	Millions of yen

	Balance at September 30, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Loans held for sale	¥0	¥0	¥0	¥0	¥0	¥0	¥0	¥176,055	¥176,055	¥0	¥0

Available-for-sale debt securities	¥195,005	¥(7,012)	¥(5,644)	¥(12,656)	¥25,374	¥0	¥(5,042)	¥0	¥202,681	¥(7,202)	¥(5,659)
Japanese prefectural and foreign municipal bond securities	3,612	0	(302)	(302)	0	0	0	0	3,310	0	(302)
Corporate debt securities	350	(22)	1	(21)	5,922	0	(70)	0	6,181	(55)	1
Other asset-backed securities and debt securities	191,043	(6,990)	(5,343)	(12,333)	19,452	0	(4,972)	0	193,190	(7,147)	(5,358)
Equity securities	130,372	6,778	(11,489)	(4,711)	2,196	(67)	(472)	0	127,318	6,742	(11,487)
Investment funds, and others	130,372	6,778	(11,489)	(4,711)	2,196	(67)	(472)	0	127,318	6,742	(11,487)
Derivative assets and liabilities (net)	(24,839)	10,522	1,444	11,966	0	0	0	0	(12,873)	10,522	1,444
Options held/written and other	(24,839)	10,522	1,444	11,966	0	0	0	0	(12,873)	10,522	1,444
Other asset	5,702	(776)	0	(776)	269	0	(57)	0	5,138	(776)	0
Reinsurance recoverables *5	5,702	(776)	0	(776)	269	0	(57)	0	5,138	(776)	0
Policy Liabilities and Policy Account Balances	170,177	1,073	(67)	1,006	0	0	(6,213)	0	162,958	1,073	(67)
Variable annuity and variable life insurance contracts *6	170,177	1,073	(67)	1,006	0	0	(6,213)	0	162,958	1,073	(67)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2022 and the nine months ended December 31, 2022. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥235	¥0	¥235	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	0	0	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	59,847	0	262	59,585
Certain equity securities	9,451	0	9,451	0
Certain investments in affiliates	2,846	0	0	2,846
Certain reporting units including goodwill	192	0	0	192
Certain intangible assets acquired in business combinations	98,014	0	0	98,014

	¥177,557	¥0	¥9,948	¥167,609

Nine months ended December 31, 2022
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥277	¥0	¥277	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,994	0	0	5,994
Investment in operating leases, property under facility operations and other assets	3,931	0	31	3,900
Certain equity securities	6,125	0	6,125	0

	¥16,327	¥0	¥6,433	¥9,894

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2022.

	March 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥3,053	Appraisals/Broker quotes	—	—
Corporate debt securities	697	Discounted cash flows	Discount rate	0.4% – 0.7% (0.5%)
Other asset-backed securities and debt securities	25,666	Discounted cash flows	Discount rate	0.1% – 51.2% (10.6%)
			Probability of default	1.9% (1.9%)
	111,644	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	86,903	Discounted cash flows	WACC	11.9% – 18.6% (16.3%)
			EV/Terminal EBITDA multiple	8.3x-12.0x (9.9x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.4x-12.6x (9.5x)
			EV/Forward EBITDA multiple	5.7x-12.5x (9.4x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.6x-14.5x (10.3x)
	26,069	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	4,792	Discounted cash flows	Discount rate	12.0% – 34.0% (14.9%)
	68	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	5,214	Discounted cash flows	Discount rate	(0.2)% – 0.7% (0.2%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 14.0% (5.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥264,106

Liabilities:
Derivative liabilities:
Options held/written and other	¥8,600	Discounted cash flows	Discount rate	12.0% – 34.0% (14.9%)
	32	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contract s	198,905	Discounted cash flows	Discount rate	(0.2)% – 0.7% (0.2%)
			Mortality rate	0.0% – 100.0% (1.9%)
			Lapse rate	1.5% – 30.0% (6.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (71.8%)

Total	¥207,537

	December 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥176,055	Discounted cash flows	Discount rate	9.0% – 10.0% (9.3%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	3,310	Appraisals/Broker quotes	—	—
Corporate debt securitie s	314	Discounted cash flows	Discount rate	0.4% – 4.3% (0.8%)
	5,867	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	24,635	Discounted cash flows	Discount rate	0.3% – 51.2% (10.2%)
			Probability of default	1.9% (1.9%)
	168,555	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	108,768	Discounted cash flows	WACC	11.9% – 26.4% (17.3%)
			EV/Terminal EBITDA multiple	7.5x-12.0x (9.8x)
		Market multiples	EV/Last twelve months EBITDA multiple	5.1x-8.8x (7.8x)
			EV/Forward EBITDA multiple	4.9x-8.6x (7.3x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x-14.5x (10.1x)
	18,550	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	7,030	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
Other assets:
Reinsurance recoverables	5,138	Discounted cash flows	Discount rate	(0.6)% – 2.1% (0.5%)
			Mortality rate	0.0% – 100.0% (2.6%)
			Lapse rate	1.5% – 14.0% (5.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥518,222

Liabilities:
Derivative liabilities:
Options held/written and other	¥19,875	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
	28	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	162,958	Discounted cash flows	Discount rate	(0.6)% – 2.1% (0.5%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 30.0% (5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (69.6%)

Total	¥182,861

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2022 and the nine months ended December 31, 2022.

	Year ended March 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,511	Direct capitalization	Capitalization rate	5.0% – 8.5%
				(6.1%)
	5,461	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	32,328	Discounted cash flows	Discount rate	5.2%
				(5.2%)
	27,257	Appraisals	—	—
Certain investments in affiliates	2,846	Appraisals	—	—
Certain reporting units including goodwill	192	Discounted cash flows	Discount rate	10.7%
				(10.7%)
Certain intangible assets acquired in business combinations	98,014	Discounted cash flows	Discount rate	10.9%
				(10.9%)

	¥167,609

	Nine months ended December 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,433	Direct capitalization	Capitalization rate	4.7% – 6.9%
				(5.9%)
	4,561	Appraisals	—	—
Investment in operating leases, property under facility operations and other assets	3,240	Discounted cash flows	Discount rate	0.5% – 5.8%
				(4.9%)
	660	Appraisals	—	—

	¥9,894